INCOME TAXES (Tables)	7 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
Schedule of net deferred tax asset

Deferred tax asset
Net operating loss carryforward	$13,427
Organizational costs/startup expenses	41,833
Total deferred tax assets	55,260
Valuation allowance	(55,260)
Deferred tax asset, net of allowance	$—

Schedule of reconciliation of the federal income tax rate to our effective tax rate

Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Change in fair value of warrant liability	(19.5)%
Change in valuation allowance	(1.5)%
Income tax provision	0.0%

Q S I Operations Inc
Schedule of net deferred tax asset

	As of December 31
	2020	2019
Gross deferred tax assets (liabilities):
Net operating loss carryforwards	$42,589	$33,333
Tax credit carryforwards	7,178	5,707
Fixed assets	(161)	(152)
Non-deductible stock-based compensation	1,586	1,377
Other	182	176
Total Deferred tax assets	$51,374	$40,441
Valuation allowance	(51,374)	(40,441)
Net deferred tax assets (liabilities)	$—	$—

Schedule of reconciliation of the federal income tax rate to our effective tax rate

	Years Ended December 31
	2020	2019
Statutory Tax Rate	21.00%	21.00%
State taxes, net of federal benefit	6.70	6.50
Federal research and development credit	3.00	2.00
Non-deductible stock-based compensation	(0.70)	(0.90)
Return to provision – permanent items	(0.30)	—
Other	0.20	0.40
Valuation allowance	(29.90)	(29.00)
Effective Tax Rate	0.00%	0.00%

Summary of tax credit carryforwards

		Expire
	Amount	Through
Tax net operating loss carryforwards:
Federal (pre-2018 NOLs)	$65,494	2037
Federal (post-2017 NOLs)	92,737	—
Connecticut	157,980	2040
Tax credit carryforwards:
Federal research and development	5,601	2040
Connecticut research and development	1,969	—
Connecticut other	58	2025